Acquisition Pro Forma Results (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition, Pro Forma Information [Abstract]
Revenues	$ 12,643.0	$ 12,292.1
Income from Continuing Operations	1,338.5	1,133.9
Net Income	1,258.0	1,440.3
Earnings per Share from Continuing Operations:
Basic (in dollars per share)	$ 3.68	$ 2.98
Diluted (in dollars per share)	$ 3.65	$ 2.95
Earnings per Share:
Basic (in dollars per share)	$ 3.46	$ 3.78
Diluted (in dollars per share)	$ 3.43	$ 3.74
Non-recurring Pro Forma Adjustments, Cost of Revenue
Business Acquisition, Pro Forma Information [Abstract]
Net Income	32.4	61.7
Non-recurring Pro Forma Adjustments, Monetized Equity Awards
Business Acquisition, Pro Forma Information [Abstract]
Net Income		21.2
Non-recurring Pro Forma Adjustments, Transaction Costs
Business Acquisition, Pro Forma Information [Abstract]
Net Income	16.1	80.6
One Lambda [Member] | Non-recurring Pro Forma Adjustments, Cost of Revenue
Business Acquisition, Pro Forma Information [Abstract]
Net Income	$ 14.1